Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,846,550
Previously Paid Amount	0
Total Fee Amount	11,918.31
Total Offset Amount	0
Net Fee	$ 11,918.31